Related Parties Balances and Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 20, 2022	Dec. 31, 2024
Related Parties Balances and Transactions [Abstract]
Equity holder percentage		30.00%
Consideration amount	¥ 31,000
Payables due	24,150
Disposal loss	¥ 13,128